Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity
Schedule of common stock issued	Summary:
	Number of Common Shares Issued	Value
Common shares for cash, net of offering costs	37,475,620	$2,936,792
Share-based compensation	9,627,932	$856,848

Summary:

	Number of Common Shares Issued	Value of Common Shares
Common shares issued for cash, net of offering costs	11,013,170	$3,544,448
Common shares for settlement of accrued expenses	16,334	$5,600
Share-based compensation	2,409,681	$371,737
Warrants exercised	999,667	$-

For the year ended December 31, 2014, the Company issued the following common stock:

	Number of Common	Value of
	Shares Issued	Common Shares
Common Shares for Acquisition	204,750	$210,913
Share-Based Compensation	47,606	$2,046,074
Common Shares for Series AA Conversion	2,605,513	$1,171,375
Warrants and Options Exercised	6,340,775	$3,072,170